RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Additional shares	1,794,704	814,552